Long-Term Debt, net - The Refinancing and the New Credit Facilities (Details) $ in Thousands						1 Months Ended		12 Months Ended
	Dec. 11, 2020 USD ($) item	Jul. 02, 2020 USD ($) installment	Apr. 09, 2020 item	May 02, 2019	Aug. 10, 2018 USD ($) shares	Sep. 30, 2020 USD ($) installment	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) installment	Apr. 08, 2020 USD ($)
Long-Term Debt, net
Debt refinanced					$ 2,200,000
Number of shares issued upon refinancing of debt in exchange for debt reduction | shares					7,095,877
Percentage of shares issued to lender to outstanding stock					47.50%
Debt reduction in refinancing agreement					$ 551,000
Number of shares issued for one share under reverse stock split				0.0714
Cash contribution from largest stockholder upon refinancing of debt					$ 10,000
Maturity extension term					5 years
Minimum amount of equity investment commitment to source					$ 50,000
Period to source investment commitment					18 months
The Royal Bank of Scotland
Long-Term Debt, net
Amount drawn								$ 475,500
Credit facility								475,500
Long-term debt							$ 458,604	433,412
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Amount drawn								382,500
Credit facility								382,500
Long-term debt							372,340	351,759
Citibank
Long-Term Debt, net
Proceeds from credit facility					$ 325,900
Citibank $114 mil. Facility
Long-Term Debt, net
Amount drawn								114,000
Credit facility								114,000
Long-term debt							74,402	63,061
Credit Suisse
Long-Term Debt, net
Amount drawn								171,800
Credit facility								171,800
Long-term debt							115,759	101,254
Citibank-Eurobank Credit Facility
Long-Term Debt, net
Amount drawn								37,600
Credit facility								37,600
Long-term debt							27,455	17,669
Club Facility
Long-Term Debt, net
Amount drawn								206,200
Credit facility								206,200
Long-term debt							143,389	124,427
Citibank $120 mil. Facility
Long-Term Debt, net
Amount drawn								120,000
Credit facility								120,000
Long-term debt							100,245	93,742
Citibank $123.9 mil. Facility
Long-Term Debt, net
Amount drawn								123,900
Credit facility								123,900
Long-term debt							$ 88,793	$ 85,280
Oceancarrier (No.2) Corp. Oceancarrier (No.3) Corp | LIBOR
Long-Term Debt, net
Spread on variable rate	3.75%
Public Offering
Long-Term Debt, net
Number of shares sold | shares							9,418,080
Proceeds from equity issuance							$ 54,400
New Credit Facilities
Long-Term Debt, net
Amount drawn					$ 1,600,000
Number of shares sold | shares					1,052,179
Credit facility					$ 1,600,000
New Credit Facilities | LIBOR
Long-Term Debt, net
Spread on variable rate								2.50%
Macquarie Bank $58 mil. Facility
Long-Term Debt, net
Loan to fair value percentage								65.00%
Minimum working capital requirement per vessel								$ 1,000
Macquarie Bank $58 mil. Facility | Rewarding International Shipping Inc. and Blackwell Seaways Inc
Long-Term Debt, net
Amount drawn									$ 24,000
Number of newly acquired vessels on whom loan was financed | item			2
Number of quarterly instalments | installment						19
Term of debt						5 years
Balloon payment at maturity						$ 10,400
Credit facility									$ 24,000
Macquarie Bank $58 mil. Facility | Rewarding International Shipping Inc. and Blackwell Seaways Inc | LIBOR
Long-Term Debt, net
Spread on variable rate	3.90%
Macquarie Bank $58 mil. Facility | Oceancarrier (No.2) Corp. Oceancarrier (No.3) Corp
Long-Term Debt, net
Amount drawn	$ 34,000
Number of newly acquired vessels on whom loan was financed | item	2
Number of quarterly instalments | installment								19
Term of debt								5 years
Balloon payment at maturity								$ 15,200
Credit facility	$ 34,000
SinoPac $13.3 mil. Facility | Oceancarrier (No.1) Corp
Long-Term Debt, net
Amount drawn		$ 13,300
Number of quarterly instalments | installment		19
Period after the drawn down to start quarterly installments		3 months
Term of debt		5 years
Balloon payment at maturity		$ 3,800
Loan to fair value percentage		120.00%
Credit facility		$ 13,300
SinoPac $13.3 mil. Facility | Oceancarrier (No.1) Corp | LIBOR
Long-Term Debt, net
Spread on variable rate		3.75%